GOODWILL - Goodwill Allocated To Units (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Total	$ 4,988	$ 5,702
Dealer software and technology services operation
Disclosure of information for cash-generating units [line items]
Total	4,448	4,424
Healthcare services
Disclosure of information for cash-generating units [line items]
Total	0	690
Construction operation
Disclosure of information for cash-generating units [line items]
Total	$ 540	$ 588